                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio (VP) - Core Equity Fund               S-6347-99 H
(April 30, 2010)

Effective July 3, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER    TITLE               MANAGED FUND SINCE
------------------   -----               ------------------
Brian M. Condon      Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced with the following:

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                               S-6347-4 A (6/10)

                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio - (VP) Dynamic Equity Fund           S-6466-99 AE
(April 30, 2010)

Effective July 3, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Dynamic Equity Fund section is superseded and replaced with the following:

PORTFOLIO MANAGER   TITLE               MANAGED FUND SINCE
-----------------   -----               ------------------
Brian M. Condon     Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - Dynamic EquityFund is superseded and replaced with the following:

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                             S-6466-142 A (6/10)